Note 15 - Commitments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Notes Tables
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Remainder of 2017	$1,789,648
2018	6,318,665
2019	4,846,377
2020	2,627,912
2021	667,892
Thereafter	231,105
Total	$16,481,599

Years Ending December 31,
2017	$7,943,370
2018	6,318,665
2019	4,846,377
2020	2,627,912
2021	667,892
Thereafter	231,105
Total	$22,635,322

Schedule of Rent Expense [Table Text Block]
	Three Months Ended September 30,		Nine Months Ended September 30,
	2017	2016	2017	2016
Points of Presence	$2,161,038	$2,160,592	$6,472,499	$6,402,312
Corporate offices	105,359	79,647	281,513	250,567
Other	233,779	107,718	695,943	342,273
Total	$2,500,176	$2,347,957	$7,449,955	$6,995,152

	Year Ended December 31,
	2016	2015
Points of Presence	$8,491,235	$8,180,389
Corporate offices	335,713	382,234
Other	552,177	414,618
Total	$9,379,125	$8,977,241

Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]
Total Capital lease obligation:
Remainder of 2017	$189,947
2018	283,864
2019	122,094
2020	72,000
Subtotal	667,905
Less: interest expense	51,844
Total	$616,061

Total Capital lease obligation:
Current	$411,309
Long-term	204,752
Total	$616,061

Years Ending December 31,
2017	$837,811
2018	143,796
Sub-Total	981,607
Less: Interest expense	31,895
Total capital lease obligations	$949,712
Current	$791,009
Long-Term	$158,703